Stockholders' Equity (Details) - Schedule of Stock Option - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,561,070	1,291,566
Contractual Life (Yrs.)	6 years 8 months 12 days	6 years 6 months
Exercisable	810,268	697,158
Less than or equal $32.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	1,155,716
Contractual Life (Yrs.)	7 years 4 months 24 days
Exercisable	515,052
$32.01 - $56.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	17,917
Contractual Life (Yrs.)	3 years
Exercisable	17,917
$56.01 - $80.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	222,792
Contractual Life (Yrs.)	6 years 3 months 18 days
Exercisable	131,820
$80.01 - $128.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding	164,645
Contractual Life (Yrs.)	3 years 4 months 24 days
Exercisable	145,479